Popular, Inc. (Holding company only) Financial Information	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 41 - Popular, Inc. (holding company only) financial information

The following condensed financial information presents the financial position of Popular, Inc. Holding Company only at December 31, 2011 and 2010, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2011.

Statements of Condition
	December 31,
(In thousands)	2011	2010
ASSETS
Cash	$6,365	$1,638
Money market investments	42,239	1
Investments securities available-for-sale, at fair value	35,700	35,263
Investments securities held-to-maturity, at amortized cost (includes $185,000 in
subordinated notes from BPPR)	185,000	210,872
Other investment securities, at lower of cost or realizable value	10,850	10,850
Investment in BPPR and subsidiaries, at equity	2,626,951	2,521,684
Investment in Popular International Bank and subsidiaries, at equity	1,241,170	1,193,413
Investment in other subsidiaries, at equity	119,166	121,161
Advances to subsidiaries	193,900	412,200
Loans to affiliates	53,214	61,460
Loans	2,501	2,422
Less - Allowance for loan losses	8	60
Premises and equipment	2,533	2,830
Investments in equity investees	195,193	181,009
Other assets	24,750	67,264
Total assets	$4,739,524	$4,822,007

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	760,849	835,793
Accrued expenses and other liabilities	59,922	185,683
Stockholders’ equity	3,918,753	3,800,531
Total liabilities and stockholders’ equity	$4,739,524	$4,822,007

Statements of Operations
	Year ended December 31,
(In thousands)	2011	2010	2009
Income:
Dividends from subsidiaries	$20,000	$168,100	$160,625
Interest on money market	8	55	109
Interest on investments securities	16,224	23,579	37,120
Gain on sale of processing and technology business	-	640,802	-
Earnings from investments under the equity method	14,186	3,402	692
Other operating income (loss)	8,959	(120)	-
Gain on sale and valuation adjustment of investment securities	-	-	3,008
Interest on advances to subsidiaries	4,847	5,739	8,133
Interest on loans to affiliates	3,831	1,738	888
Interest on loans	235	150	127
Total income	68,290	843,445	210,702
Expenses:
Interest expense	94,615	111,809	74,980
Loss (gain) on early extinguishment of debt	8,000	15,750	(26,439)
Operating expenses	1,066	35,923	7,018
Total expenses	103,681	163,482	55,559
(Loss) income before income taxes and equity in undistributed
earnings (losses) of subsidiaries	(35,391)	679,963	155,143
Income taxes	2,786	80,444	(891)
(Loss) income before equity in undistributed earnings (losses) of subsidiaries	(38,177)	599,519	156,034
Equity in undistributed earnings (losses) of subsidiaries	189,502	(462,118)	(729,953)
Net income (loss)	$151,325	$137,401	$(573,919)

Statements of Cash Flows
	Year ended December 31,
(In thousands)	2011	2010	2009
Cash flows from operating activities:
Net income (loss)	$151,325	$137,401	$(573,919)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries
and dividends from subsidiaries	(189,502)	462,118	729,953
Net accretion of discounts and amortization of premiums and deferred fees	25,042	21,282	7,100
Earnings from investments under the equity method	(14,186)	(3,402)	(692)
Stock options expense	-	-	91
Deferred income tax expense (benefit)	13,965	8,831	(1,850)
(Gain) loss on:
Early extinguishment of debt	-	-	(26,439)
Sale and valuation adjustments of investment securities	-	-	(3,008)
Sale of equity method investments	(5,493)	-	-
Sale of processing and technology business, net of transaction costs	-	(616,186)	-
Net decrease in other assets	7,563	7,263	22,774
Net increase (decrease) in:
Interest payable	(3,467)	(528)	6,455
Other liabilities	(84,434)	42,578	(1,797)
Total adjustments	(250,512)	(78,044)	732,587
Net cash (used in) provided by operating activities	(99,187)	59,357	158,668
Cash flows from investing activities:
Net (increase) decrease in money market investments	(42,237)	49	89,643
Purchases of investment securities:
Available-for-sale	-	(35,000)	(249,603)
Held-to-maturity	(37,093)	(52,796)	(51,539)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	-	-	14,226
Held-to-maturity	62,980	297,747	27,318
Proceeds from sale of investment securities:
Available-for-sale	-	-	426,666
Capital contribution to subsidiaries	-	(1,345,000)	(940,000)
Transfer of shares of a subsidiary	-	-	(42,971)
Net change in advances to subsidiaries and affiliates	226,546	(366,394)	714,000
Net (disbursements) repayments on loans	(131)	(56)	3,578
Net proceeds from sale of equity method investments	(10,690)	-	-
Net proceeds from sale of processing and technology business	-	617,976	-
Acquisition of premises and equipment	(594)	(890)	(310)
Proceeds from sale of:
Premises and equipment	135	183	14,943
Foreclosed assets	-	74	47
Net cash provided by (used in) investing activities	198,916	(884,107)	5,998
Cash flows from financing activities:
Net increase (decrease) in:
Federal funds purchased and assets sold under agreements to repurchase	-	-	(44,471)
Other short-term borrowings	-	(24,225)	(18,544)
Payments of notes payable and subordinated notes	(100,000)	(250,000)	-
Proceeds from issuance of common stock	7,690	153	-
Net proceeds from issuance of depositary shares	-	1,100,155	-
Dividends paid	(3,723)	(310)	(71,438)
Issuance costs and fees paid on exchange of preferred stock and trust preferred
securities	-	-	(29,024)
Treasury stock acquired	(483)	(559)	(17)
Return of capital	1,514	-	-
Net cash (used in) provided by financing activities	(95,002)	825,214	(163,494)
Net increase in cash and due from banks	4,727	464	1,172
Cash and due from banks at beginning of period	1,638	1,174	2
Cash and due from banks at end of period	$6,365	$1,638	$1,174

Notes payable at December 31, 2011 mature as follows:

Year	(In thousands)
2012	$-
2013	-
2014	-
2015	-
2016	-
Later years	290,812
No stated maturity	936,000
Subtotal	1,226,812
Less: Discount	(465,963)
Total	$760,849